Document and Entity Information	0 Months Ended
Jan. 31, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Jan. 31, 2013
Registrant Name	Dreyfus Investment Grade Funds, Inc.
Central Index Key	0000889169
Amendment Flag	false
Document Creation Date	Jan. 31, 2013
Document Effective Date	Jan. 31, 2013
Prospectus Date	Dec. 01, 2012
Dreyfus Intermediate Term Income Fund | Dreyfus Intermediate Term Income Fund | Class A
Risk/Return:
Trading Symbol	DRITX
Dreyfus Intermediate Term Income Fund | Dreyfus Intermediate Term Income Fund | Class I
Risk/Return:
Trading Symbol	DITIX
Dreyfus Intermediate Term Income Fund | Dreyfus Intermediate Term Income Fund | Class C
Risk/Return:
Trading Symbol	DTECX